(18) PRIVATE PENSION PLAN	12 Months Ended
Dec. 31, 2017
Private Pension Plan
PRIVATE PENSION PLAN

The subsidiaries sponsor supplementary retirement and pension plans for their employees. The main characteristics of these plans are as follows:

18.1 – Characteristics

CPFL Paulista

The plan currently in force for the employees of the subsidiary CPFL Paulista through Fundação CESP is a Mixed Benefit Plan, with the following characteristics:

i.	Defined Benefit Plan (“BD”) – in force until October 31, 1997 – a defined benefit plan, which grants a Proportional Supplementary Defined Benefit (“BSPS”), in the form of a lifetime income convertible into a pension, to participants enrolled prior to October 31, 1997, the amount being defined in proportion to the accumulated past service time up to that date, based on compliance with the regulatory requirements for granting. The total responsibility for coverage of actuarial deficits of this plan falls to the subsidiary.
ii.	Mixed model, as from November 1, 1997, which covers:

•       benefits for risk (disability and death), under a defined benefit plan, in which the subsidiary assumes responsibility for Plan’s actuarial deficit, and

•       scheduled retirement, under a variable contribution plan, consisting of a benefit plan, which is a defined contribution plan up to the granting of the income, and does not generate any actuarial liability for the subsidiary CPFL Paulista. The benefit plan only becomes a defined benefit plan, consequently generating actuarial responsibility for the subsidiary, after the granting of a lifetime income, convertible or not into a pension.

Additionally, the subsidiary’s Managers may opt for a Free Benefit Generator Plan – “PGBL” (defined contribution), operated by either Banco do Brasil or Bradesco.

CPFL Piratininga

As a result of the spin-off of Bandeirante Energia S.A. (subsidiary’s predecessor), the subsidiary CPFL Piratininga assumed the responsibility for the actuarial liabilities of that company’s employees retired and terminated until the date of spin-off, as well as for the obligations relating to the active employees transferred to CPFL Piratininga.

On April 2, 1998, the Secretariat of Pension Plans – “SPC” approved the restructuring of the retirement plan previously maintained by Bandeirante, creating a "Proportional Supplementary Defined Benefit Plan – BSPS”, and a "Mixed Benefit Plan", with the following characteristics:

i.	Defined Benefit Plan (“BD”) - in force until March 31, 1998 – a defined benefit plan, which grants a Proportional Supplementary Defined Benefit (BSPS), in the form of a lifetime income convertible into a pension to participants enrolled until March 31, 1998, in an amount calculated in proportion to the accumulated past service time up to that date, based on compliance with the regulatory requirements for granting. In the event of death while working or the onset of a disability, the benefits incorporate the entire past service time. CPFL Piratininga has full responsibility for covering the actuarial deficits of this Plan.
ii.	Defined Benefit Plan - in force after March 31, 1998 – defined-benefit type plan, which grants a lifetime income convertible into a pension based on the past service time accumulated after March 31, 1998, based on 70% of the average actual monthly salary for the last 36 months of active service. In the event of death while working or the onset of a disability, the benefits incorporate the entire past service time. The responsibility for covering the actuarial deficits of this Plan is equally divided between CPFL Piratininga and the participants.
iii.	Variable Contribution Plan – implemented together with the Defined Benefit plan effective after March 31, 1998. This is a defined contribution type pension plan up to the granting of the income, and generates no actuarial liability for CPFL Piratininga. The pension plan only becomes a Defined Benefit type plan after the granting of the lifetime income, convertible (or not) into a pension, and accordingly starts to generate actuarial liabilities for the subsidiary.

Additionally, the subsidiary’s Managers may opt for a Free Benefit Generator Plan – PGBL (defined contribution), operated by either Banco do Brasil or Bradesco.

RGE

A defined benefit type plan, with a benefit level equal to 100% of the adjusted average of the most recent salaries, less the presumed Social Security benefit, contribution with a Segregated Net Asset managed by Fundação CEEE. Only those whose employment contracts were transferred from CEEE to RGE are entitled to this benefit. A defined contribution private pension plan was set up in January 2006 with Bradesco Vida e Previdência for employees hired from 1997.

RGE Sul

Supplementary pension plans for its employees, former employees and related beneficiaries, managed by CEEE. The Single Plan is of the “defined benefit” type and is closed to new participants since February 2011. The Company’s contribution equates the contribution of the benefitted employees, in the proportion of one for one, including regarding the Fundação’s administrative costing plan. Currently the Itauprev plan is in effect, structured in the modality of defined contribution.

Companhia Jaguari de Energia (“CPFL Santa Cruz”)

Until December 31, 2017, the subsidiaries Companhia Leste Paulista de Energia, Companhia Jaguari de Energia, Companhia Sul Paulista de Energia and Companhia Luz e Força de Mococa  had a private pension plan named CMSPREV, managed by IHPREV Fundo de Pensão, and subsidiary Companhia Luz e Força Santa Cruz had a benefits plan managed by BB Previdência - Fundo de Pensão from Banco do Brasil, both majority structured as a defined contribution plan.

After December 31, 2017, with the grouping event mentioned in note 14.4.2, the company’s official plan is the CMSPREV, managed by IHPREV Fundo de Pensão. The same plan was maintained for employees that had the benefits plan managed by BB Previdência - Fundo de Pensão from Banco do Brasil.

CPFL Geração

The employees of the subsidiary CPFL Geração participate in the same pension plan as CPFL Paulista.

In addition, managers may opt for a Free Benefit Generator Plan – PGBL (defined contribution), operated by either Banco do Brasil or Bradesco.

18.2 – Changes in the defined benefit plans

	December 31, 2017
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541
Fair value of plan's assets	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)
Present value of net obligations (fair value of assets)	690,000	141,724	16,424	(21,399)	77,623	904,369
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability recognized in the statement of financial position	690,000	141,724	16,424	-	77,623	925,768

	December 31, 2016
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Fair value of plan's assets	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Net actuarial liability recognized in the statement of financial position	800,445	139,958	18,953	4,972	74,830	1,039,158

	December 31, 2015
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations	3,793,259	961,329	90,609	278,985	-	5,124,182
Fair value of plan's assets	(3,355,589)	(951,021)	(80,332)	(287,202)	-	(4,674,144)
Present value of net obligations (fair value of assets)	437,670	10,308	10,277	(8,217)	-	450,038
Effect of asset ceiling	-	-	-	8,217	-	8,217
Net actuarial liability recognized in the statement of financial position	437,670	10,308	10,277	-	-	458,255

The changes in the present value of the actuarial obligations and the fair value of the plan’s assets are as follows:

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Present value of actuarial obligations at December 31, 2014	3,820,563	986,972	88,621	279,283	-	5,175,439
Gross current service cost	1,183	3,733	160	(131)	-	4,945
Interest on actuarial obligations	425,465	110,425	9,944	31,490	-	577,324
Participants' contributions transferred during the year	12	1,842	-	611	-	2,465
Actuarial loss: effect of changes in demographic assumptions	(226)	(614)	(12)	(6)	-	(858)
Actuarial loss: effect of changes in financial assumptions	(98,399)	(70,590)	(400)	(11,884)	-	(181,273)
Benefits paid during the year	(355,339)	(70,439)	(7,704)	(20,378)	-	(453,860)
Present value of actuarial obligations at December 31, 2015	3,793,259	961,329	90,609	278,985	-	5,124,182
Business combination	-	-	-	-	474,710	474,710
Gross current service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Participants' contributions transferred during the year	59	2,020	-	319	165	2,563
Actuarial loss: effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss: effect of changes in financial assumptions	619,805	193,653	14,911	57,795	3,613	889,773
Benefits paid during the year	(357,813)	(78,805)	(8,292)	(23,090)	(7,241)	(475,241)
Present value of actuarial obligations at December 31, 2016	4,524,008	1,202,596	108,486	352,879	480,081	6,668,050
Gross current service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Participants' contributions transferred during the year	37	2,044	-	302	990	3,373
Actuarial loss: effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss: effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Benefits paid during the year	(379,536)	(84,634)	(8,831)	(25,203)	(34,501)	(532,705)
Present value of actuarial obligations at December 31, 2017	4,615,061	1,247,462	110,801	365,924	524,293	6,863,541

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Fair value of actuarial assets at December 31, 2014	(3,315,422)	(913,589)	(85,360)	(273,019)	-	(4,587,390)
Expected return during the year	(375,527)	(105,413)	(9,691)	(31,686)	-	(522,317)
Participants' contributions transferred during the year	(12)	(1,842)	-	(611)	-	(2,465)
Sponsors' contributions	(81,111)	(22,936)	(1,687)	(7,593)	-	(113,327)
Actuarial loss (gain): return on assets	61,144	22,320	8,702	5,329	-	97,495
Benefits paid during the year	355,339	70,439	7,704	20,378	-	453,860
Fair value of actuarial assets at December 31, 2015	(3,355,589)	(951,021)	(80,332)	(287,202)	-	(4,674,144)
Business combination	-	-	-	-	(415,621)	(415,621)
Expected return during the year	(404,183)	(115,607)	(9,582)	(35,632)	(7,470)	(572,474)
Participants' contributions transferred during the year	(59)	(2,020)	-	(319)	(165)	(2,563)
Sponsors' contributions	(48,263)	(13,405)	(843)	(9,441)	(1,437)	(73,389)
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,201	(365,942)
Benefits paid during the year	357,813	78,805	8,292	23,090	7,241	475,241
Fair value of actuarial assets at December 31, 2016	(3,723,563)	(1,062,638)	(89,533)	(347,906)	(405,251)	(5,628,892)
Expected return during the year	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Participants' contributions transferred during the year	(37)	(2,044)	-	(302)	(990)	(3,373)
Sponsors' contributions	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Benefits paid during the year	379,536	84,634	8,831	25,203	34,501	532,705
Fair value of actuarial assets at December 31, 2017	(3,925,061)	(1,105,738)	(94,378)	(387,322)	(446,670)	(5,959,170)

18.3 Changes in the recognized assets and liabilities

The changes in net liability are as follows:

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Net actuarial liability at December 31, 2014	505,140	73,383	3,261	6,264	-	588,048
Expenses (income) recognized in the statement of profit or loss	51,121	8,745	413	(95)	-	60,184
Sponsors' contributions transferred during the year	(81,111)	(22,936)	(1,687)	(7,593)	-	(113,327)
Actuarial loss (gain): effect of changes in demographic assumptions	(226)	(614)	(12)	(6)	-	(858)
Actuarial loss (gain): effect of changes in financial assumptions	(98,399)	(70,590)	(400)	(11,884)	-	(181,273)
Actuarial loss (gain): return on assets	61,144	22,320	8,702	5,329	-	97,495
Effect of asset ceiling	-	-	-	7,984	-	7,984
Net actuarial liability at December 31, 2015	437,670	10,308	10,277	-	-	458,255
Other contributions	16,149	526	63	127	-	16,865
Total liability	453,819	10,834	10,340	127	-	475,120

Current	648	27	-	127	-	802
Noncurrent	453,171	10,806	10,340	-	-	474,318

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Net actuarial liability at December 31, 2015	437,670	10,308	10,277	-	-	458,255
Business combination	-	-	-	-	59,089	59,089
Expenses (income) recognized in the statement of profit or loss	64,514	8,791	1,677	158	1,364	76,505
Sponsors' contributions transferred during the year	(48,263)	(13,405)	(843)	(9,442)	(1,438)	(73,388)
Actuarial loss (gain): effect of changes in demographic assumptions	-	-	-	3,602	-	3,602
Actuarial loss (gain): effect of changes in financial assumptions	619,803	193,652	14,909	57,793	3,613	889,770
Actuarial loss (gain): return on assets	(273,282)	(59,390)	(7,068)	(38,403)	12,201	(365,942)
Effect of asset ceiling	-	-	-	(8,738)	-	(8,738)
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Other contributions	12,914	133	8	228	-	13,284
Total liability	813,359	140,091	18,962	5,200	74,830	1,052,442

Current	26,082	6,437	460	228	-	33,209
Noncurrent	787,276	133,653	18,502	4,972	74,830	1,019,233

	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total liabilities
Net actuarial liability at December 31, 2016	800,445	139,958	18,954	4,972	74,830	1,039,158
Expenses (income) recognized in the statement of profit or loss	84,501	17,244	2,067	253	9,822	113,887
Sponsors' contributions transferred during the year	(50,308)	(17,296)	(753)	(7,296)	(6,169)	(81,822)
Actuarial loss (gain): effect of changes in demographic assumptions	225	328	14	326	16,490	17,383
Actuarial loss (gain): effect of changes in financial assumptions	(6,993)	(3,586)	(372)	(45)	8,153	(2,843)
Actuarial loss (gain): return on assets	(137,870)	5,076	(3,486)	(19,610)	(25,503)	(181,393)
Effect of asset ceiling	-	-	-	21,399	-	21,399
Net actuarial liability at December 31, 2017	690,000	141,724	16,424	-	77,623	925,768
Other contributions	14,436	637	158	160	-	15,391
Total liability	704,436	142,361	16,582	160	77,623	941,160

Current	45,606	14,015	986	160	33	60,801
Noncurrent	658,829	128,346	15,595	-	77,589	880,360

18.4	Expected contributions and benefits

The expected contributions to the plans for 2018 are shown below:

2018
CPFL Paulista	86,703
CPFL Piratininga	28,792
CPFL Geração	1,826
RGE	7,495
RGE Sul	6,370
Total	131,186

The expected benefits to be paid by the plan administrators in the next 10 years are shown below:

	2018	2019	2020	2021	2022 to 2027	Total
CPFL Paulista	374,545	387,635	399,573	410,879	2,663,707	4,236,339
CPFL Piratininga	84,231	88,618	92,230	96,650	667,185	1,028,914
CPFL Geração	9,010	9,252	9,572	9,829	63,274	100,937
RGE	26,223	27,396	28,545	29,487	200,079	311,730
RGE Sul	34,547	36,367	38,047	39,680	274,712	423,353
Total	528,556	549,268	567,967	586,525	3,868,957	6,101,273

At December 31, 2017, the average duration of the defined benefit obligation was 9.2 years for CPFL Paulista, 10.8 years for CPFL Piratininga, 9.4 years for CPFL Geração, 10.1 years for RGE and 11.0 years for RGE Sul.

18.5 Recognition of private pension plan income and expense

The external actuarial estimate of the expenses (income) to be recognized in 2018 and the expense (income) recognized in 2017, 2016 and 2015 is as follows:

	2018 Estimated
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Service cost	835	4,365	78	175	2,790	8,243
Interest on actuarial obligations	421,083	114,628	10,109	33,552	48,218	627,590
Expected return on plan assets	(359,588)	(102,621)	(8,634)	(35,950)	(41,166)	(547,959)
Effect of asset ceiling	-	-	-	2,035	-	2,035
Total expense (income)	62,330	16,372	1,553	(188)	9,842	89,909

	2017 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Service cost	707	3,153	73	270	2,153	6,356
Interest on actuarial obligations	476,613	127,561	11,431	37,395	50,927	703,927
Expected return on plan assets	(392,819)	(113,470)	(9,437)	(37,412)	(43,258)	(596,396)
Total expense (income)	84,501	17,244	2,067	253	9,822	113,887

	2016 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul*	Total
Service cost	828	3,242	76	59	365	4,570
Interest on actuarial obligations	467,872	121,158	11,184	35,211	8,469	643,894
Expected return on plan assets	(404,184)	(115,608)	(9,582)	(35,632)	(7,470)	(572,476)
Effect of asset ceiling	-	-	-	520	-	520
Total expense (income)	64,514	8,791	1,677	158	1,364	76,505

(*) The expenses and income presented for RGE Sul are related to November and December 2016
	2015 Actual
	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total
Service cost	1,183	3,733	160	(131)	-	4,945
Interest on actuarial obligations	425,465	110,425	9,944	31,490	-	577,324
Expected return on plan assets	(375,527)	(105,413)	(9,691)	(31,686)	-	(522,317)
Effect of asset ceiling	-	-	-	232	-	232
Total expense (income)	51,121	8,745	413	(95)	-	60,184

The main assumptions taken into consideration in the actuarial calculation at the end of the reporting period were as follows:

	CPFL Paulista, CPFL Geração and CPFL Piratininga			RGE			RGE Sul
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016

Nominal discount rate for actuarial liabilities:	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.
Nominal Return Rate on Assets:	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.	12,67% p.a.	9,51% p.a.	10,99% p.a.
Estimated Rate of nominal salary increase:	6,08% p.a. **	7% p.a.	6,79% p.a.	6,13% p.a.	8,15% p.a.	6,79% p.a.	6,1% p.a.	7,29% p.a.
Estimated Rate of nominal benefits increase:	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.
Estimated long-term inflation rate (basis for determining the nominal rates above)	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.	5% p.a.	4% p.a.	5% p.a.
General biometric mortality table:	AT-2000 (-10)	AT-2000 (-10)	AT-2000 (-10)	BR-EMS sb v.2015	BR-EMS sb v.2015	AT-2000 (-10)	BR-EMS sb v.2015	AT-2000
Biometric table for the onset of disability:	Low Light	Low Light	Low Light	Medium Light	Medium Light	Low Light	Medium Light	Medium Light
Expected turnover rate:	ExpR_2012	ExpR_2012*	ExpR_2012*	Null	Null	ExpR_2012*	Null	Null
Likelihood of reaching retirement age:	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible	100% when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible	100% one year after when a beneficiary of the plan first becomes eligible
(*) FUNCESP experience, with aggravation of 40%
(**) Estimated rate of nominal salary increase for CPFL Piratininga was 6.39%

18.6 Plan assets

The following tables show the allocation (by asset segment) of the assets of the CPFL´s Group pension plans, at December 31, 2017 and 2016 managed by Fundação CESP and Fundação CEEE. The tables also show the distribution of the guarantee resources established as target for 2018, obtained in light of the macroeconomic scenario in December 2017.

Assets managed by the plans are as follows:

	Assets managed by Fundação CESP				Assets managed by Fundação CEEE
	CPFL Paulista and CPFL Geração		CPFL Piratininga		RGE		RGE Sul
	2017	2016	2017	2016	2017	2016	2017	2016
Fixed rate	77%	79%	80%	83%	79%	76%	78%	74%
Federal governament bonds	53%	60%	49%	56%	64%	61%	65%	60%
Corporate bonds (financial institutions)	4%	6%	7%	10%	9%	8%	8%	8%
Corporate bonds (non financial institutions)	1%	1%	1%	1%	3%	4%	3%	4%
Multimarket funds	2%	1%	2%	1%	2%	3%	1%	3%
Other fixed income investments	17%	12%	22%	15%	-	-	-	-
Variable income	15%	14%	14%	12%	18%	15%	18%	16%
CPFL Energia's shares	-	8%	-	6%	-	-	-	-
Investiment funds - shares	15%	6%	14%	7%	18%	15%	18%	16%
Structured investments	3%	1%	3%	1%	1%	8%	1%	8%
Equity funds	-	-	-	-	1%	7%	1%	7%
Real estate funds	-	-	-	-	1%	1%	1%	1%
Multimarket fund	3%	1%	3%	1%	-	-	-	-
Total quoted in an active market	94%	94%	97%	97%	98%	98%	97%	98%

Real estate	3%	3%	2%	2%	1%	1%	1%	1%
Transactions with participants	1%	1%	2%	2%	2%	1%	2%	2%
Other investments	1%	1%	-	-	-	-	-	-
Escrow deposits and others	1%	1%	-	-	-	-	-	-
Total not quoted in an active market	6%	6%	3%	3%	2%	2%	3%	2%

The plan assets do not hold any properties occupied or assets used by the Company. The fair value of the shares stated in line item "Shares of CPFL Energia" in the assets managed by Fundação CESP was R$417,058 at December 31, 2016.

	Target for 2018
	Fundação CESP (*)		Fundação CEEE (*)
	CPFL Paulista and CPFL Geração	CPFL Piratininga	RGE	RGE Sul
Fixed income investments	72.80%	75.41%	80.50%	80.00%
Variable income investments	18.67%	17.11%	16.00%	16.00%
Real estate	3.18%	1.46%	0.50%	0.50%
Transactions with participants	1.32%	1.61%	1.50%	2.00%
Structured investments	2.56%	2.70%	1.50%	1.50%
Investments abroad	1.47%	1.71%	0.00%	0.00%
Total	100.00%	100.00%	100.00%	100.00%

(*) Information not audited by the independent auditors

The allocation target for 2018 was based on the recommendations for allocation of assets made at the end of 2017 by Fundação CESP and Fundação CEEE, in their Investment Policy. This target may change at any time during 2018, in light of changes in the macroeconomic situation or in the return on assets, among other factors.

The asset management aims to maximize the return on investments, while seeking to minimize the risks of an actuarial deficit. Investments are therefore always made bearing in mind the liabilities that have to be honored. Fundação CESP and Fundação CEEE conduct studies of Asset Liability Management at least once a year, for a horizon longer than ten years. The ALM study also represents an important tool for the liquidity risk management of the pension plans since it considers the payment flow of benefits versus the assets considered liquid.

The basis for determining the assumptions of estimated general return on the assets is supported by ALM. The main assumptions are macroeconomic projections for calculating the anticipated long-term profitability, taking into account the current benefit plan portfolios. ALM processes the ideal average long-term allocation of the plans’ assets and the estimated long-term profitability is based on this allocation and on the assumptions of the assets’ profitability.

18.7 Sensitivity analysis

The significant actuarial assumptions for determining the defined benefit obligation are discount rate and mortality. The following sensitivity analyses were based on reasonably possible changes in the assumptions at the end of the reporting period, with the other assumptions remaining constant.

Furthermore, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected unit credit method at the end of the reporting period, the same method used to calculate the defined benefit obligation recognized in the statement of financial position, according to IAS 19.

See below the effects on the defined benefit obligation if the discount rate were 0.25 percentage points lower (higher) and if life expectancy were to decrease (increase) in one year:

	Increase (Decrease)	CPFL Paulista	CPFL Piratininga	CPFL Geração	RGE	RGE Sul	Total

Nominal discount (p.a.)*	-0,25 p.p.	107,820	34,637	2,652	9,433	14,800	169,342
	+0,25 p.p.	(103,527)	(33,051)	(2,542)	(9,027)	(14,103)	(162,250)

General biometric mortality table**	+1 year	(101,296)	(21,786)	(2,334)	(6,452)	(9,244)	(141,112)
	-1 year	99,533	21,195	2,296	6,273	8,990	138,287

* The assumption considered in the actuarial report for the nominal discount rate was 9.51% p.a. for all companies. The projected rates are increased or decreased by 0.25 p.p. to 9.26% p.a. and 9.76% p.a..

** The assumption considered in the actuarial report for the mortality table was AT-2000 (-10) for CPFL Paulista, CPFL Piratininga and CPFL Geração; and BREMS sb v.2015 for RGE and RGE Sul. The projections were performed with 1 year of aggravation or softening on the respective mortality tables.

18.8 Investment risk of the private pension plan assets

The major part of the resources of the Company’s benefit plans is invested in the fixed income segment and, within this segment, the greater part of the funds is invested in federal government bonds, indexed to the IGP-M, IPCA and SELIC, which are the indexes for adjustment of the actuarial liabilities of the Company’s plans (defined benefit plans), representing the matching between assets and liabilities.

Management of the Company’s benefit plans is monitored by the Investment and Pension Plan Management Committee, which includes representatives of active and retired employees, as well as members appointed by the Company. Among the duties of the Committee are the analysis and approval of investment recommendations made by investment managers of Fundação CESP, which occurs at least quarterly.

In addition to controlling market risks by the social security methodology, as required by law, Fundação CESP and Fundação CEEE uses the following tools to control market risks in the fixed income and variable income segments: VaR, Tracking Risk, Tracking Error and Stress Test.

Fundação CESP's and Fundação CEEE Investment Policy imposes additional restrictions that, along those established by law, define the percentage of diversification for investments in assets issued or underwritten by the same legal entity.